MORGAN STANLEY NEW YORK TAX-FREE INCOME FUND
1221 Avenue of the Americas
New York, New York 10020

April 25, 2007

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Securities Act File No. 2-95664; 811-04222
Post-Effective Amendment No. 27

Dear Sir or Madam:

We are electronically filing via EDGAR, pursuant to the provisions of the Investment Company Act of 1940 and the Securities Act of 1933 and Rule 485(b) thereunder a copy of Post-Effective Amendment No. 27 to the Registration Statement of this Fund on Form N-1A.

The Registration Statement is marked to reflect all changes from the Prospectus and Statement of Additional Information filed pursuant to Rule 485(a) on February 23, 2007.

Also enclosed, pursuant to Rule 485(b), is the required representation of Counsel that the filing does not contain any disclosures that would render it ineligible to become effective under the Rule.

Very truly yours,

Sheri L. Schreck
Sheri L. Schreck
Assistant Secretary

Enclosures
cc: Amy R. Doberman, Esq.